Financial assets measured at fair value through OCI (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Debt instruments
Government and government agencies	[1]	$ 6,162	$ 6,463
of which: USA	[1]	5,814	6,101
Banks	[1]	178	149
Corporates and other	[1]	4	54
Total financial assets measured at fair value through other comprehensive income	[1]	6,345	6,667
Unrealized gains - before tax	[1]	41	4
Unrealized (losses) - before tax	[1]	(25)	(146)
Net unrealized gains / (losses) - before tax	[1]	16	(143)
Net unrealized gains / (losses) - after tax	[1]	15	(104)
UBS AG
Debt instruments
Government and government agencies	[1]	6,162	6,463
of which: USA	[1]	5,814	6,101
Banks	[1]	178	149
Corporates and other	[1]	4	54
Total financial assets measured at fair value through other comprehensive income	[1]	6,345	6,667
Unrealized gains - before tax	[1]	41	4
Unrealized (losses) - before tax	[1]	(25)	(146)
Net unrealized gains / (losses) - before tax	[1]	16	(143)
Net unrealized gains / (losses) - after tax	[1]	$ 15	$ (104)

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement.